CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 2,795	$ 2,125	$ 1,637
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	119	(80)	(51)
LESS: Income tax effect	(26)	(4)	(17)
Net gains (losses)	93	(76)	(34)
(Gains) losses recognized in earnings	2	(2)
LESS: Income tax effect
Net gains recognized in earnings	2	(2)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	95	(78)	(34)
Investment securities held to maturity other-than-temporarily impaired:
Total losses	120	86
Losses recognized in earnings	28	14
Gains recognized in comprehensive income	148	100
LESS: Income tax effect	(31)	(27)
Net gains (losses) recognized in comprehensive income after income tax effect	117	73
Accretion of other comprehensive gain (loss) on other-than-temporarily impaired securities held to maturity	(12)	28	127
LESS: Income tax effect	(3)	(8)	(43)
Unrealized holding gains (losses) on other-than-temporarily impaired securities held to maturity, net of tax	(9)	20	84
Other comprehensive income	203	15	50
COMPREHENSIVE INCOME	$ 2,998	$ 2,140	$ 1,687